Insurance - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance [Line Items]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit	$ 26	$ 26
Investment in Federal Home Loan Bank capital stock	44	44
Advances from Federal Home Loan Bank	871	871
Payments for Federal Home Loan Bank Advances	64	$ 64	$ 0	$ 0
Description of variable rate basis		LIBOR
Repayments of advances from Federal Home Loan Bank due in next twelve months	285	$ 285
Repayments of advances from Federal Home Loan Bank due in year three	586	586
Fair value of mortgage-backed securities held as collateral by the Federal Home Loan Bank	1,040	1,040
Interest on advances from Federal Home Loan Bank		14	8	3
Dividends		$ (225)	(140)	(110)
Statutory restrictions on dividends		The maximum amount of dividends that can be paid to shareholders in 2018 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards to policyholders or statutory net earnings as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31.
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded		10.00%
Maximum amount of dividends available to be paid by insurance subsidiaries to parent without prior approval of regulatory authorities	263	$ 263
Maximum amount of dividends available to be received by parent from insurance subsidiaries without prior approval of regulatory authorities	29	29
Aggregate guaranteed minimum death benefit value on variable annuity polices in force	15	$ 15	20
Minimum | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		0.03%
Maximum | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		0.35%
Average | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		1.75%
Life insurance
Insurance [Line Items]
Life insurance in force, ceded premiums	8,320	$ 8,320	10,220
Life insurance in force, direct premiums	12,050	12,050	13,490
Life written premiums ceded		28	31	34
Reinsurance recoveries		38	44	45
Variable annuities | Maximum
Insurance [Line Items]
Death benefits paid in excess of the variable annuity account balances (are less than in 2015, 2016 and 2017)		1	$ 1	$ 1
Federal Home Loan Banks, Advances, Refinanced Terms [Member]
Insurance [Line Items]
Advances from Federal Home Loan Bank	$ 831	$ 831